Per Unit Data of HTALP (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share
Schedule of Earnings Per Unit, Basic and Diluted	The following is the reconciliation of the numerator and denominator used in basic and diluted earnings per share of HTA for the three and six months ended June 30, 2022 and 2021, respectively (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net income	$14,422	$38,739	$33,088	$61,132
Net income attributable to non-controlling interests	(254)	(728)	(605)	(1,091)
Net income attributable to common stockholders	$14,168	$38,011	$32,483	$60,041
Denominator:
Weighted average shares outstanding - basic	229,074	218,822	229,026	218,787
Dilutive shares - OP Units convertible into common stock	4,051	3,504	4,060	3,510
Adjusted weighted average shares outstanding - diluted	233,125	222,326	233,086	222,297
Earnings per common share - basic
Net income attributable to common stockholders	$0.06	$0.17	$0.14	$0.27
Earnings per common share - diluted
Net income attributable to common stockholders	$0.06	$0.17	$0.14	$0.27

Healthcare Trust of America Holdings, LP (HTALP)
Earnings Per Share
Schedule of Earnings Per Unit, Basic and Diluted	The following is the reconciliation of the numerator and denominator used in basic and diluted earnings per unit of HTALP for the three and six months ended June 30, 2022 and 2021, respectively (in thousands, except per unit data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net income	$14,422	$38,739	$33,088	$61,132
Net income attributable to non-controlling interests	—	—	—	—
Net income attributable to common unitholders	$14,422	$38,739	$33,088	$61,132
Denominator:
Weighted average OP Units outstanding - basic	233,125	222,326	233,086	222,297
Dilutive units - OP Units convertible into common units	—	—	—	—
Adjusted weighted average units outstanding - diluted	233,125	222,326	233,086	222,297
Earnings per common unit - basic:
Net income attributable to common unitholders	$0.06	$0.17	$0.14	$0.28
Earnings per common unit - diluted:
Net income attributable to common unitholders	$0.06	$0.17	$0.14	$0.28